Note 7 - Fair Value Measurements - Recurring Fair Value Measurements (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Derivative liabilities	$ 349	$ 1,612
Total	349	1,612
Commodity futures – financial liabilities, net	(349)	(1,612)
Total	(349)	(1,612)
Fair Value, Inputs, Level 1 [Member]
Derivative liabilities		1,612
Total	349	1,612
Commodity futures – financial liabilities, net		(1,612)
Total	(349)	(1,612)
Fair Value, Inputs, Level 2 [Member]
Derivative liabilities	0	(0)
Total	0	(0)
Commodity futures – financial liabilities, net	0	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative liabilities	0	(0)
Total	0	(0)
Commodity futures – financial liabilities, net	0	0
Total	$ 0	$ 0